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WASHINGTON NATIONAL INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2007



                                     Washington National Variable Annuity Fund A

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2007

===========================================================================================
WASHINGTON NATIONAL VARIABLE ANNUITY FUND A ........................................   PAGE
Statement of Assets and Liabilities as of December 31, 2007 ........................      1
Statements of Operations for the Years Ended December 31, 2007 and 2006 ............      2
Statements of Changes in Net Assets for the Years Ended December 31, 2007 and 2006 .      2
Notes to Financial Statements ......................................................      3
Report of Independent Registered Public Accounting Firm ............................      5

WASHINGTON NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

=====================================================================================================================

                                                                                                             VALUE
                                                                                                          -----------
Assets:
  Investments in portfolio shares at net asset value (Note 2)
     Fundamental Investors, Class A, 98,151.4 shares, (cost -$870,909) .....                              $ 4,166,528
---------------------------------------------------------------------------------------------------------------------
Liabilities:
   Due to Washington National Insurance Company .......................................................           794
---------------------------------------------------------------------------------------------------------------------
           Net assets .................................................................................   $ 4,165,734
=====================================================================================================================


                                                                                                          TOTAL VALUE
                                                                                UNITS      UNIT VALUE      OF UNITS
                                                                               --------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
    Fundamental Investors ..................................................   91,500.0   $   45.430874   $ 4,156,925
---------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' deferred annuity reserves ..........................     4,156,925
---------------------------------------------------------------------------------------------------------------------
  Contract owners' annuity payment reserves:
    Fundamental Investors .............................................................................         8,809
---------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' annuity payment reserves ...........................         8,809
---------------------------------------------------------------------------------------------------------------------
         Net assets ...................................................................................   $ 4,165,734
=====================================================================================================================

UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2007

=====================================================================================================================
Number of units, beginning of year ....................................................................     94,126.0

Units Redeemed ........................................................................................     (2,626.0)
---------------------------------------------------------------------------------------------------------------------
Number of units, end of year ..........................................................................     91,500.0
=====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL VARIABLE ANNUITY FUND A
STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

===========================================================================================================================

                                                                                                     2007          2006
---------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from investments in portfolio shares ........   $    88,472    $    51,432
Expenses:
   Mortality and expense risk fees ...........................................................        41,260         37,384
---------------------------------------------------------------------------------------------------------------------------
     Net investment income ...................................................................        47,212         14,048
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investments in portfolio shares:
     Net realized gains on sales of investments in portfolio shares ..........................         7,312         20,988
     Net realized long-term capital gain distributions from investments in portfolio shares ..       192,083        143,793
---------------------------------------------------------------------------------------------------------------------------
     Net realized gain on investments in portfolio shares ....................................       199,395        164,781
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments in portfolio shares .....................       220,422        407,869
---------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations ..............................................   $   467,029    $   586,698
===========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

===========================================================================================================================

                                                                                                     2007           2006
---------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income ......................................................................   $    47,212    $    14,048
  Net realized gain on investments in portfolio shares .......................................       199,395        164,781
  Net change in unrealized appreciation of investments in portfolio shares ...................       220,422        407,869
---------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from operations ...............................................       467,029        586,698
---------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Contract redemptions .......................................................................      (114,558)       (38,927)
---------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from contract owners' transactions ...........................      (114,558)       (38,927)
---------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ............................................................       352,471        547,771
---------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ................................................................     3,813,263      3,265,492
---------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year ...............................................................   $ 4,165,734    $ 3,813,263
===========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL VARIABLE ANNUITY FUND A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 AND 2006

================================================================================
(1) GENERAL

     The Washington National Variable Annuity Fund A, Class A (the "Fund") is a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The Fund is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Fund invests solely in shares of Fundamental Investors, Inc., a diversified open-end management investment company.

     The operations of the Fund are included in the operations of Washington National Insurance Company (the "Company") pursuant to the provisions of the Illinois Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a Delaware corporation ("Conseco"). Conseco is a publicly held specialized financial services holding company listed on the New York Stock Exchange.

     The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

     Investments in portfolio shares are valued using the net asset value of Fundamental Investors, Inc. Class A, at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a last-in first-out basis.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Fund as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Fund are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and net realized gains (losses) are retained in the Fund and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

     Net assets allocated to contracts in the payout period are computed according to the Progressive Annuity Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares was $282,872 and $197,119 for the years ended December 31, 2007 and 2006, respectively. The aggregate proceeds from sales of investments in portfolio shares were $161,143 and $72,768 for the years ended December 31, 2007 and 2006, respectively.

(4) DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for contract administrative charges may prove insufficient to cover the actual expenses.

     The Company deducts daily from the Fund a fee, which is equal on an annual basis to 1.022 percent of the daily value of the total investments of the Fund, for assuming the mortality and expense risks. These fees were $41,260 and $37,384 for the years ended December 31, 2007 and 2006, respectively. Mortality and expense charges are net of transaction adjustments retained by Washington National Insurance Company of $42 and $500, respectively.

     The Company deducts a sales and administrative charge from each purchase payment in the amount of 6.00 percent of such purchase payment plus $0.50 for administrative expense, but the total combined deduction may not exceed 9.00 percent. There were no such charges for the years ended December 31, 2007 and 2006.

WASHINGTON NATIONAL VARIABLE ANNUITY FUND A

DECEMBER 31, 2007 AND 2006

================================================================================

(5) FINANCIAL HIGHLIGHTS

     The total return is defined as the percentage change of unit values from the beginning of the period to the end of the period. The investment income ratio is the ratio of income (including short-term capital gains from investments and dividends in portfolio shares) to the average daily net assets.

                                          NET ASSETS                     INVESTMENT
                                      -------------------     TOTAL        INCOME       EXPENSE
                             UNITS    UNIT VALUE   (000S)   RETURN (1)    RATIO (2)    RATIO (3)
------------------------------------------------------------------------------------------------
Fundamental Investors
  December 31, 2007 .....    91,500     $45.43     $4,157     12.40%        2.19%       1.022%
  December 31, 2006 .....    94,126     $40.42     $3,804     18.03%        1.41%       1.022%
  December 31, 2005 .....    95,119     $34.24     $3,257     10.55%        1.75%       1.022%
  December 31, 2004 .....   119,078     $30.98     $3,688     12.75%        1.87%       1.022%
  December 31, 2003 .....   137,040     $27.47     $3,765     30.62%        1.65%       1.022%


(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

(2) These amounts represent the dividends, excluding distributions of long-term capital gains, received by the Fund from the underlying fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying fund in which the Fund invests.

(3) These amounts represent the annualized contract expenses of the variable account, consisting solely of mortality and expense charges that result in a direct reduction to unit values, for each period indicated. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF WASHINGTON NATIONAL INSURANCE COMPANY AND CONTRACT OWNERS OF WASHINGTON NATIONAL VARIABLE ANNUITY FUND A

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Washington National Variable Annuity Fund A (the "Fund") at December 31, 2007, the results of its operations and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these finan-cial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2007 by correspondence with the investment fund's transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 25, 2008

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

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                        WASHINGTON NATIONAL VARIABLE ANNUITY FUND A
                        SPONSOR
                        Washington National Insurance Company - Carmel, Indiana. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP - Indianapolis, Indiana.

--------------------------------------------------------------------------------


 WASHINGTON NATIONAL INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED SUBSIDIARY OF
       CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL,
      INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE
       AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS,
           HELPING 13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.


                                           WASHINGTON NATIONAL INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                  (C) 2007 Washington National Insurance Company


                                                                 WWW.CONSECO.COM


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